[GRAPHIC:  FAMILY AT SHORE]                  LifeGoal Growth
                                             Portfolio

                                             LifeGoal Balanced
                                             Growth Portfolio

                                             LifeGoal Income
                                             and Growth Portfolio




LIFEGOAL PORTFOLIOS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2000


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2000 proved to be quite unsettling for mutual fund investors. Several factors led to turbulence in U.S. and overseas markets. The Federal Reserve Board's practice of increasing interest rates in an attempt to slow down the economy and keep inflation at bay took a toll on the stock market. Oil prices soared over the summer causing concern across the country as several cities saw gas prices above $2.00 per gallon. The slowing economy affected earnings at a number of leading U.S. companies, causing additional volatility in the stock market. Overseas, the European Central Bank raised interest rates in August -- the fifth rate hike this year -- and the euro fell to a record low. In Japan, the Bank of Japan increased interest rates for the first time in a decade, adding additional strain to an economy that has struggled over the last several years.

                           The only seemingly bright spot for investors during the past six months has been in the bond market. Because of the federal government's budget surplus, the U.S. Treasury has had to buy back many of its long-term securities. The shortage in long-term securities has generally increased returns on these securities, resulting in an inversion of the yield curve -- whereby short-term securities are yielding more than many longer-term securities. This is the first time in a long time that most bond sectors have outperformed both the Standard & Poor's 500 Composite Stock Price Index and the Nasdaq Composite Index*.

                           Now, you're probably asking yourself "Is this a good time to invest in stocks or bonds?" We think the answer is "Yes." While stocks of all sizes have historically outperformed bonds over the long-term, and bonds have performed well this year, a broadly diversified portfolio -- one consisting of both stocks and bonds -- can help you weather market volatility. Remember that the financial markets tend to be cyclical and while one asset class or investment style may be the flavor of the month, it could be out of favor the next.

                           It's also important to note that volatility tends to keep some investors on the sidelines. But waiting for the right time to invest may result in missed opportunities. Disciplined investing requires staying invested through market highs and lows. Investors can also take advantage of dollar cost averaging** during volatile times -- the practice of systematic investing where you seek to buy more shares when prices are low and fewer shares when prices are high, resulting in a lower average share price over time. Remaining invested and regularly investing is key.

                           Whether it's growth vs. value, large cap vs. small cap, stocks vs. bonds, or U.S. vs. international, no single investment style alone will assure that you achieve your long-term financial goals. We believe diversification is the key to long-term success and an investment professional can help you create a portfolio best suited to your risk tolerance and investment time horizon.

                           *The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           **Dollar cost averaging does not ensure a profit or protect against a loss in a declining market. You should carefully consider your ability to make regular investments through periods of fluctuating market conditions.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           At Nations Funds, we strongly believe in the value of advice. An investment professional can provide you with market research and analysis, years of investment experience, and work with you to determine the best strategy for surviving short-term volatility and successfully reaching your long-term goals.

                           We remain committed to providing you with world-class investment management and competitive products to help you reach your long-term goals. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS

                           /s/ Robert H. Gordon
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, INC.

                           September 30, 2000

TABLE OF CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2

                                     FINANCIAL STATEMENTS

                                     Statements of net assets

                                       Nations LifeGoal Growth Portfolio                             3

                                       Nations LifeGoal Balanced Growth Portfolio                    4

                                       Nations LifeGoal Income and Growth Portfolio                  5

                                     Statements of operations                                        6

                                     Statements of changes in net assets                             7

                                     Schedules of capital stock activity                             8

                                     Financial highlights                                           12

                                     Notes to financial statements                                  18

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR MUTUAL FUND SERVICE
                                                                              AWARD GRAPHIC]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                CUSTOMER SERVICE                       research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE SHAREHOLDERS WITH THE          financial services industry.
                                HIGHEST LEVEL OF CUSTOMER SERVICE
                                IN THE MUTUAL FUND INDUSTRY,
                                NATIONS FUNDS RECEIVED THE DALBAR
                                MUTUAL FUND SERVICE AWARD IN 1999.
                            ------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, KS,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


DOMESTIC EQUITY FUNDS
GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL FUNDS
Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations Managed Index Fund
     Nations LargeCap Index Fund
     Nations MidCap Index Fund
     Nations SmallCap Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations LifeGoal Growth Portfolio
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
  SHARES                                            (000)
----------------------------------------------------------
             INVESTMENT COMPANY SECURITIES -- 99.9%
   637,502   Nations International Value
               Fund............................    $11,679
   743,051   Nations Marsico Focused Equities
               Fund............................     15,924
   793,116   Nations Small Company Fund........     16,814
   237,305   Nations Strategic Growth Fund.....      3,809
 2,211,384   Nations Value Fund................     31,711
                                                   -------
             TOTAL INVESTMENT COMPANY
               SECURITIES
             (Cost $79,291).............            79,937
                                                   -------
             TOTAL INVESTMENTS
             (Cost $79,291*)............   99.9%    79,937
                                                   -------
             OTHER ASSETS AND
               LIABILITIES (NET)........    0.1%
             Receivable for Fund shares sold...    $   169
             Payable for Fund shares
               redeemed........................        (52)
             Investment advisory fee payable...        (39)
             Shareholder servicing and
               distribution fees payable.......        (34)
                                                   -------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...............         44
                                                   -------
             NET ASSETS.................  100.0%   $79,981
                                                   =======
             NET ASSETS CONSIST OF:
             Undistributed net investment
               income..........................    $   159
             Accumulated net realized gain on
               investments sold................      1,671
             Net unrealized appreciation of
               investments.....................        646
             Paid-in capital...................     77,505
                                                   -------
             NET ASSETS........................    $79,981
                                                   =======


                                                    VALUE
----------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and
               redemption price per share
               ($59,941,934 / 4,428,256 shares
               outstanding)....................     $13.54
                                                    ======
             PRIMARY B SHARES:
             Net asset value, offering and
               redemption price per share
               ($8,804 / 652 shares
               outstanding)....................     $13.49
                                                    ======
             INVESTOR A SHARES:
             Net asset value and redemption
               price per share
               ($6,817,100 / 503,449 shares
               outstanding)....................     $13.54
                                                    ======

             Maximum sales charge..............      5.75%
             Maximum offering price per
               share...........................     $14.37
             INVESTOR B SHARES:
             Net asset value and offering price
               per share+ ($10,988,915 / 821,096
               shares outstanding).............     $13.38
                                                    ======

             INVESTOR C SHARES:
             Net asset value and offering price
               per share+ ($2,224,386 / 166,957
               shares outstanding).............     $13.32
                                                    ======


---------------

* Federal Income Tax Information: Net unrealized appreciation of $646 on investment securities was comprised of gross appreciation of $1,073 and gross depreciation of $427 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $79,291.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LifeGoal Balanced Growth Portfolio
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                   VALUE
  SHARES                                           (000)
----------------------------------------------------------
             INVESTMENT COMPANY SECURITIES -- 99.8%
 6,740,951   Nations Bond Fund................    $ 63,971
 1,091,865   Nations International Value
               Fund...........................      20,003
   801,884   Nations Marsico Focused Equities
               Fund...........................      17,184
 1,198,719   Nations Small Company Fund.......      25,413
 4,496,847   Nations Strategic Income Fund....      42,855
 3,049,483   Nations Value Fund...............      43,730
                                                  --------
             TOTAL INVESTMENT COMPANY
               SECURITIES
             (Cost $209,381)..................     213,156
                                                  --------
             TOTAL INVESTMENTS
             (Cost $209,381*)..........   99.8%    213,156
                                                  --------
             OTHER ASSETS AND
               LIABILITIES (NET).......    0.2%
             Receivable for Fund shares
               sold...........................    $     68
             Dividends receivable.............         589
             Payable for Fund shares
               redeemed.......................          (4)
             Investment advisory fee
               payable........................        (156)
             Shareholder servicing and
               distribution fees payable......         (33)
             Distributions payable............          (7)
                                                  --------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)..............         457
                                                  --------
             NET ASSETS................  100.0%   $213,613
                                                  ========
             NET ASSETS CONSIST OF:
             Undistributed net investment
               income.........................    $    294
             Accumulated net realized gain on
               investments sold...............       1,951
             Net unrealized appreciation of
               investments....................       3,775
             Paid-in capital..................     207,593
                                                  --------
             NET ASSETS.......................    $213,613
                                                  ========


                                                   VALUE
----------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and
               redemption price per share
               ($197,828,195 / 17,283,113
               shares outstanding)............      $11.45
                                                    ======

             PRIMARY B SHARES:
             Net asset value, offering and
               redemption price per share
               ($344,924 / 30,093 shares
               outstanding)...................      $11.46
                                                    ======
             INVESTOR A SHARES:
             Net asset value and redemption
               price per share
               ($2,822,140 / 246,010 shares
               outstanding)...................      $11.47
                                                    ======

             Maximum sales charge.............       5.75%
             Maximum offering price per
               share..........................      $12.17
             INVESTOR B SHARES:
             Net asset value and offering
               price per share+
               ($10,986,032 / 957,806 shares
               outstanding)...................      $11.47
                                                    ======
             INVESTOR C SHARES:
             Net asset value and offering
               price per share+
               ($1,632,200 / 141,155 shares
               outstanding)...................      $11.56
                                                    ======

---------------

* Federal Income Tax Information: Net unrealized appreciation of $3,775 on investment securities was comprised of gross appreciation of $4,750 and gross depreciation of $975 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $209,381.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations LifeGoal Income and Growth Portfolio
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
----------------------------------------------------------
           INVESTMENT COMPANY SECURITIES -- 99.8%
  25,948   Nations Blue Chip Fund..............    $   898
 547,926   Nations Bond Fund...................      5,199
  35,849   Nations International Value Fund....        657
 473,433   Nations Short-Term Income Fund......      4,531
  18,571   Nations Small Company Fund..........        394
  92,138   Nations Value Fund..................      1,321
                                                   -------
           TOTAL INVESTMENT COMPANY SECURITIES
           (Cost $12,982)......................     13,000
                                                   -------
           TOTAL INVESTMENTS
           (Cost $12,982*)..............   99.8%    13,000
                                                   -------
           OTHER ASSETS AND
             LIABILITIES (NET)..........    0.2%
           Receivable for Fund shares sold.....    $     8
           Dividends receivable................         52
           Payable for Fund shares redeemed....         (2)
           Investment advisory fee payable.....         (7)
           Shareholder servicing and
             distribution fees payable.........        (14)
           Distributions payable...............        (10)
                                                   -------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET).................         27
                                                   -------
           NET ASSETS...................  100.0%   $13,027
                                                   =======
           NET ASSETS CONSIST OF:
           Distributions in excess of net
             investment income.................    $    (5)
           Accumulated net realized gain on
             investments sold..................        100
           Net unrealized appreciation of
             investments.......................         18
           Paid-in capital.....................     12,914
                                                   -------
           NET ASSETS..........................    $13,027
                                                   =======


                                                    VALUE
----------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             ($6,887,853 / 642,850 shares
             outstanding)......................     $10.72
                                                    ======
           INVESTOR A SHARES:
           Net asset value and redemption price
             per share ($843,778 / 78,275
             shares outstanding)...............     $10.78
                                                    ======

           Maximum sales charge................      5.75%
           Maximum offering price per share....     $11.44
           INVESTOR B SHARES:
           Net asset value and offering price
             per share+ ($4,268,443 / 395,693
             shares outstanding)...............     $10.79
                                                    ======
           INVESTOR C SHARES:
           Net asset value and offering price
             per share+ ($1,027,108 / 95,575
             shares outstanding)...............     $10.75
                                                    ======

---------------

* Federal Income Tax Information: Net unrealized appreciation of $18 on investment securities was comprised of gross appreciation of $112 and gross depreciation of $94 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $12,982.

+ The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 2000

                                                                                      LIFEGOAL           LIFEGOAL
                                                                   LIFEGOAL           BALANCED          INCOME AND
                                                                    GROWTH             GROWTH             GROWTH
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                -------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends...................................................    $          376     $        2,731     $          328
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................                58                173                 15
Shareholder servicing and distribution fees:
  Primary B Shares..........................................                --*                 2                 --
  Investor A Shares.........................................                 7                  3                  1
  Investor B Shares.........................................                47                 51                 22
  Investor C Shares.........................................                 9                 10                  5
                                                                --------------     --------------     --------------
    Total expenses..........................................               121                239                 43
Fees waived by distributor..................................                --*                (1)                --
                                                                --------------     --------------     --------------
    Net expenses............................................               121                238                 43
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................               255              2,493                285
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................              (239)             1,383                (36)
Capital gains distributions received........................             1,949                941                183
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (1,434)             1,885                (55)
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......               276              4,209                 92
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $          531     $        6,702     $          377
                                                                ==============     ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                 LIFEGOAL GROWTH               LIFEGOAL BALANCED               LIFEGOAL INCOME
                                                    PORTFOLIO                  GROWTH PORTFOLIO             AND GROWTH PORTFOLIO
                                            -------------------------      -------------------------      ------------------------
                                           SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                              ENDED                          ENDED                          ENDED
                                             9/30/00       YEAR ENDED       9/30/00       YEAR ENDED       9/30/00       YEAR ENDED
                                           (UNAUDITED)       3/31/00      (UNAUDITED)       3/31/00      (UNAUDITED)       3/31/00
                                               --------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)...........    $       255     $       (32)   $     2,493     $       741    $       285    $       470
Net realized gain/(loss) on
  investments..........................           (239)          4,046          1,383           1,259            (36)           (44)
Capital gain distributions received....          1,949             865            941             447            183             93
Net change in unrealized appreciation/
  (depreciation) of investments........         (1,434)          1,434          1,885           1,849            (55)             1
                                           -----------     -----------    -----------     -----------    -----------    -----------
Net increase/(decrease) in net assets
  resulting from operations............            531           6,313          6,702           4,296            377            520
Distributions to shareholders from net
  investment income:
  Primary A Shares.....................            (83)             --         (1,961)           (441)          (150)          (257)
  Primary B Shares.....................             --*             --             (6)             (9)            --             --
  Investor A Shares....................            (10)             --            (48)            (66)           (22)           (40)
  Investor B Shares....................             (3)             --           (156)           (229)           (92)          (178)
  Investor C Shares....................             (1)             --            (28)            (51)           (20)           (25)
Distributions to shareholders in excess
  of net investment income:
  Primary A Shares.....................             --            (108)            --             (48)            --             --
  Primary B Shares.....................             --              --*            --              (1)            --             --
  Investor A Shares....................             --             (49)            --              (8)            --             --
  Investor B Shares....................             --             (84)            --             (37)            --             --
  Investor C Shares....................             --             (12)            --              (6)            --             --
Distributions to shareholders from net
  realized gain on investments:
  Primary A Shares.....................         (2,101)           (172)          (688)           (327)            --           (110)
  Primary B Shares.....................             (1)             --*           (17)             (8)            --             --
  Investor A Shares....................           (624)           (109)          (121)            (47)            --            (22)
  Investor B Shares....................         (1,169)           (252)          (492)           (248)            --           (106)
  Investor C Shares....................           (222)            (22)          (106)            (32)            --             (8)
Net increase/(decrease) in net assets
  from Portfolio share transactions....         53,406           8,047        182,707            (530)         1,916         (3,498)
                                           -----------     -----------    -----------     -----------    -----------    -----------
Net increase/(decrease) in net
  assets...............................         49,723          13,552        185,786           2,208          2,009         (3,724)
NET ASSETS:
Beginning of period....................         30,258          16,706         27,827          25,619         11,018         14,742
                                           -----------     -----------    -----------     -----------    -----------    -----------
End of period..........................    $    79,981     $    30,258    $   213,613     $    27,827    $    13,027    $    11,018
                                           ===========     ===========    ===========     ===========    ===========    ===========
Undistributed net investment
  income/(loss)/ (distributions in
  excess of net investment income) at
  end of period........................    $       159     $        --    $       294     $        --    $        (5)   $        (6)
                                           ===========     ===========    ===========     ===========    ===========    ===========

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                      LIFEGOAL GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000         YEAR ENDED
                                                                 (UNAUDITED)           MARCH 31, 2000
                                                              ------------------      -----------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              -----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,513    $ 60,817        768     $10,460
  Issued as reinvestment of dividends.......................     166       2,147         20         271
  Redeemed..................................................  (1,236)    (16,424)      (157)     (2,069)
                                                              ------    --------       ----     -------
  Net increase/(decrease)...................................   3,443    $ 46,540        631     $ 8,662
                                                              ======    ========       ====     =======
PRIMARY B SHARES:
  Sold......................................................      --    $     --         --*    $    --*
  Issued as reinvestment of dividends.......................      --*          1         --          --
  Redeemed..................................................      --          --         --          --
                                                              ------    --------       ----     -------
  Net increase/(decrease)...................................      --*   $      1         --     $    --
                                                              ======    ========       ====     =======
INVESTOR A SHARES:
  Sold......................................................     201    $  2,728         78     $ 1,051
  Issued as reinvestment of dividends.......................      49         631         12         157
  Redeemed..................................................     (39)       (535)       (77)     (1,048)
                                                              ------    --------       ----     -------
  Net increase/(decrease)...................................     211    $  2,824         13     $   160
                                                              ======    ========       ====     =======
INVESTOR B SHARES:
  Sold......................................................     208    $  2,785         99     $ 1,336
  Issued as reinvestment of dividends.......................      87       1,110         24         314
  Redeemed..................................................     (58)       (795)      (242)     (3,173)
                                                              ------    --------       ----     -------
  Net increase/(decrease)...................................     237    $  3,100       (119)    $(1,523)
                                                              ======    ========       ====     =======
INVESTOR C SHARES:
  Sold......................................................      60    $    820         71     $   913
  Issued as reinvestment of dividends.......................      17         222          3          35
  Redeemed..................................................      (8)       (101)       (16)       (200)
                                                              ------    --------       ----     -------
  Net increase/(decrease)...................................      69    $    941         58     $   748
                                                              ======    ========       ====     =======
  Total net increase/(decrease).............................   3,960    $ 53,406        583     $ 8,047
                                                              ======    ========       ====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                    LIFEGOAL BALANCED GROWTH PORTFOLIO
                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 2000            YEAR ENDED
                                                                   (UNAUDITED)              MARCH 31, 2000
                                                              ----------------------      -------------------
                                                              SHARES        DOLLARS       SHARES      DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   26,090      $ 293,388        474       $ 5,241
  Issued as reinvestment of dividends.......................      235          2,648         73           805
  Redeemed..................................................  (10,156)      (115,211)      (808)       (8,887)
                                                              -------      ---------       ----       -------
  Net increase/(decrease)...................................   16,169      $ 180,825       (261)      $(2,841)
                                                              =======      =========       ====       =======
PRIMARY B SHARES:
  Sold......................................................        1      $      13         --*      $     1
  Issued as reinvestment of dividends.......................        2             23          2            17
  Redeemed..................................................       --             --         --*           (3)
                                                              -------      ---------       ----       -------
  Net increase/(decrease)...................................        3      $      36          2       $    15
                                                              =======      =========       ====       =======
INVESTOR A SHARES:
  Sold......................................................       59      $     678        131       $ 1,458
  Issued as reinvestment of dividends.......................       15            169         11           121
  Redeemed..................................................      (20)          (230)       (71)         (819)
                                                              -------      ---------       ----       -------
  Net increase/(decrease)...................................       54      $     617         71       $   760
                                                              =======      =========       ====       =======
INVESTOR B SHARES:
  Sold......................................................      180      $   2,037        197       $ 2,189
  Issued as reinvestment of dividends.......................       53            584         43           477
  Redeemed..................................................      (90)        (1,035)      (249)       (2,765)
                                                              -------      ---------       ----       -------
  Net increase/(decrease)...................................      143      $   1,586         (9)      $   (99)
                                                              =======      =========       ====       =======
INVESTOR C SHARES:
  Sold......................................................       22      $     258        174       $ 1,923
  Issued as reinvestment of dividends.......................       12            133          8            90
  Redeemed..................................................      (66)          (748)       (33)         (378)
                                                              -------      ---------       ----       -------
  Net increase/(decrease)...................................      (32)     $    (357)       149       $ 1,635
                                                              =======      =========       ====       =======
  Total net increase/(decrease).............................   16,337      $ 182,707        (48)      $  (530)
                                                              =======      =========       ====       =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                  LIFEGOAL INCOME AND GROWTH PORTFOLIO

                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2000
                                                              -------------------      -------------------
                                                              SHARES      DOLLARS      SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    368       $ 3,937        264       $ 2,829
  Issued as reinvestment of dividends.......................     14           149         33           353
  Redeemed..................................................   (185)       (1,975)      (633)       (6,820)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................    197       $ 2,111       (336)      $(3,638)
                                                               ====       =======       ====       =======
INVESTOR A SHARES:
  Sold......................................................     25       $   267         39       $   412
  Issued as reinvestment of dividends.......................      2            20          6            61
  Redeemed..................................................    (23)         (239)       (95)       (1,019)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................      4       $    48        (50)      $  (546)
                                                               ====       =======       ====       =======
INVESTOR B SHARES:
  Sold......................................................     20       $   215        154       $ 1,653
  Issued as reinvestment of dividends.......................      7            72         21           231
  Redeemed..................................................    (65)         (702)      (182)       (1,949)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................    (38)      $  (415)        (7)      $   (65)
                                                               ====       =======       ====       =======
INVESTOR C SHARES:
  Sold......................................................     21       $   227         73       $   787
  Issued as reinvestment of dividends.......................      2            20          3            32
  Redeemed..................................................     (7)          (75)        (6)          (68)
                                                               ----       -------       ----       -------
  Net increase/(decrease)...................................     16       $   172         70       $   751
                                                               ====       =======       ====       =======
  Total net increase/(decrease).............................    179       $ 1,916       (323)      $(3,498)
                                                               ====       =======       ====       =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [This page intentionally left blank.]

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                                                                NET INCREASE/
                                                                                (DECREASE) IN
                                NET ASSET                      NET REALIZED       NET ASSETS      DISTRIBUTIONS    DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET        IN EXCESS OF
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT      NET INVESTMENT
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME            INCOME
                                -------------------------------------------------------------------------------------------------
LIFEGOAL GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $15.50         $ 0.07            $(0.01)           $0.06            $(0.04)           $   --
Year ended 3/31/2000#.......      12.15           0.04              3.88             3.92                --             (0.18)
Year ended 3/31/1999........      12.49           0.04              0.31             0.35                --             (0.09)
Year ended 3/31/1998#.......      10.15           0.08              2.87             2.95             (0.01)            (0.39)
Period ended 3/31/1997*.....      10.06           0.12              0.09             0.21             (0.12)               --
PRIMARY B SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $15.43         $ 0.11            $(0.05)           $0.06            $(0.02)           $   --
Year ended 3/31/2000#.......      12.14          (0.02)             3.86             3.84                --             (0.16)
Year ended 3/31/1999........      12.49           0.00              0.30             0.30                --             (0.05)
Period ended 3/31/1998#**...      12.25           0.01              0.70             0.71             (0.01)            (0.25)
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $15.48         $ 0.08            $(0.01)           $0.07            $(0.03)           $   --
Year ended 3/31/2000#.......      12.16           0.01              3.87             3.88                --             (0.17)
Year ended 3/31/1999........      12.50           0.04              0.30             0.34                --             (0.08)
Year ended 3/31/1998#.......      10.15           0.05              2.89             2.94             (0.01)            (0.37)
Period ended 3/31/1997*.....      10.06           0.12              0.09             0.21             (0.12)               --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $15.35         $ 0.07            $(0.06)           $0.01            $(0.00)##         $   --
Year ended 3/31/2000#.......      12.13          (0.08)             3.84             3.76                --             (0.15)
Year ended 3/31/1999........      12.49          (0.06)             0.31             0.25                --             (0.01)
Period ended 3/31/1998#**...      11.98          (0.02)             0.99             0.97             (0.01)            (0.24)
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $15.30         $ 0.07            $(0.06)           $0.01            $(0.01)           $   --
Year ended 3/31/2000#.......      12.09          (0.08)             3.83             3.75                --             (0.15)
Year ended 3/31/1999........      12.46          (0.05)             0.30             0.25                --             (0.02)
Year ended 3/31/1998#.......      10.15           0.02              2.89             2.87             (0.01)            (0.34)
Period ended 3/31/1997*.....      10.06           0.11              0.09             0.20             (0.11)               --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

  * LifeGoal Growth Portfolio Primary A, Investor A and Investor C Shares commenced operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

 ** LifeGoal Growth Portfolio Primary B and Investor B Shares commenced operations on September 19, 1997 and August 12, 1997, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                                                                     AND/OR EXPENSE
                                                                                                                     REIMBURSEMENTS
                                                                                                                     ---------------
                                                                          RATIO OF         RATIO OF                     RATIO OF
DISTRIBUTIONS                                              NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  FROM NET                        NET ASSET                  END OF      EXPENSES TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL           VALUE        TOTAL       PERIOD      AVERAGE NET      TO AVERAGE     TURNOVER      AVERAGE NET
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS+++       NET ASSETS       RATE         ASSETS+++
------------------------------------------------------------------------------------------------------------------------------------
   $(1.98)         $(2.02)         $13.54         1.27%     $59,942         0.25%+           1.09%+          40%          0.25%+
    (0.39)          (0.57)          15.50        32.94       15,265         0.25             0.34           161             --
    (0.60)          (0.69)          12.15         3.04        4,291         0.25             0.46           159             --
    (0.21)          (0.61)          12.49        29.80          289         0.25             0.65            69             --
       --           (0.12)          10.15         2.10          929         0.25+            1.11+           25             --
   $(1.98)         $(2.00)         $13.49         1.20%     $     9         0.75%+           0.59%+          40%          0.85%+
    (0.39)          (0.55)          15.43        32.40            9         0.75            (0.16)          161             --
    (0.60)          (0.65)          12.14         2.58            7         0.75            (0.04)          159             --
    (0.21)          (0.47)          12.49         6.24            6         0.75+            0.15+           69             --
   $(1.98)         $(2.01)         $13.54         1.25%     $ 6,817         0.50%+           0.84%+          40%          0.50%+
    (0.39)          (0.56)          15.48        32.67        4,528         0.50             0.09           161             --
    (0.60)          (0.68)          12.16         2.87        3,404         0.50             0.21           159             --
    (0.21)          (0.59)          12.50        29.68        1,526         0.50             0.40            69             --
       --           (0.12)          10.15         2.05          681         0.50+            0.86+           25             --
   $(1.98)         $(1.98)         $13.38         0.89%     $10,989         1.25%+           0.09%+          40%          1.25%+
    (0.39)          (0.54)          15.35        31.68        8,972         1.25            (0.66)          161             --
    (0.60)          (0.61)          12.13         2.14        8,531         1.25            (0.54)          159             --
    (0.21)          (0.46)          12.49         8.55        5,829         1.25+           (0.35)+          69             --
   $(1.98)         $(1.99)         $13.32         0.89%     $ 2,224         1.25%+           0.09%+          40%          1.25%+
    (0.39)          (0.54)          15.30        31.65        1,485         1.25            (0.66)          161             --
    (0.60)          (0.62)          12.09         2.07          473         1.25            (0.54)          159             --
    (0.21)          (0.56)          12.46        28.89          342         1.09            (0.19)           69             --
       --           (0.11)          10.15         2.01           82         0.75+            0.61+           25             --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                NET INCREASE/
                                                                                (DECREASE) IN
                                NET ASSET                      NET REALIZED       NET ASSETS      DISTRIBUTIONS    DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET        IN EXCESS OF
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT      NET INVESTMENT
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME            INCOME
                                -------------------------------------------------------------------------------------------------
LIFEGOAL BALANCED GROWTH
  PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $11.97          $0.24            $ 0.06            $0.30            $(0.22)           $   --
Year ended 3/31/2000#.......      10.80           0.36              1.54             1.90             (0.40)            (0.04)
Year ended 3/31/1999........      10.92           0.26              0.23             0.49             (0.28)               --
Year ended 3/31/1998#.......       9.95           0.33              1.74             2.07             (0.28)            (0.32)
Period ended 3/31/1997*.....      10.05           0.19             (0.10)            0.09             (0.19)               --
PRIMARY B SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $11.99          $0.20            $ 0.07            $0.27            $(0.20)           $   --
Year ended 3/31/2000#.......      10.82           0.32              1.52             1.84             (0.34)            (0.04)
Year ended 3/31/1999........      10.94           0.23              0.20             0.43             (0.22)               --
Period ended 3/31/1998#**...      10.95           0.16              0.77             0.93             (0.20)            (0.24)
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $11.99          $0.23            $ 0.06            $0.29            $(0.21)           $   --
Year ended 3/31/2000#.......      10.82           0.34              1.53             1.87             (0.37)            (0.04)
Year ended 3/31/1999........      10.94           0.25              0.21             0.46             (0.25)               --
Year ended 3/31/1998#.......       9.95           0.28              1.79             2.07             (0.27)            (0.31)
Period ended 3/31/1997*.....      10.05           0.19             (0.10)            0.09             (0.19)               --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $12.00          $0.18            $ 0.06            $0.24            $(0.17)           $   --
Year ended 3/31/2000#.......      10.82           0.26              1.54             1.80             (0.29)            (0.04)
Year ended 3/31/1999........      10.92           0.17              0.22             0.39             (0.16)               --
Period ended 3/31/1998#**...      10.88           0.11              0.87             0.98             (0.20)            (0.24)
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $12.09          $0.19            $ 0.05            $0.24            $(0.17)           $   --
Year ended 3/31/2000#.......      10.92           0.26              1.55             1.81             (0.31)            (0.04)
Year ended 3/31/1999........      10.92           0.20              0.26             0.46             (0.13)               --
Year ended 3/31/1998#.......       9.95           0.23              1.78             2.01             (0.25)            (0.29)
Period ended 3/31/1997*.....      10.05           0.19             (0.10)            0.09             (0.19)               --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

  * LifeGoal Balanced Growth Portfolio Primary A, Investor A and Investor C Shares commenced operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

 ** LifeGoal Balanced Growth Portfolio Primary B and Investor B Shares commenced operations on August 4, and August 13, 1997, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                                                                     AND/OR EXPENSE
                                                                                                                     REIMBURSEMENTS
                                                                                                                     ---------------
                                                                          RATIO OF         RATIO OF                     RATIO OF
DISTRIBUTIONS                                              NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  FROM NET                        NET ASSET                  END OF      EXPENSES TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL           VALUE        TOTAL       PERIOD      AVERAGE NET      TO AVERAGE     TURNOVER      AVERAGE NET
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS+++       NET ASSETS       RATE         ASSETS+++
------------------------------------------------------------------------------------------------------------------------------------
   $(0.60)         $(0.82)         $11.45         2.90%     $197,828        0.25%+           3.62%+          96%          0.25%+
    (0.29)          (0.73)          11.97        18.34        13,325        0.25             3.37           124             --
    (0.33)          (0.61)          10.80         4.77        14,844        0.25             2.77           121             --
    (0.50)          (1.10)          10.92        21.74           103        0.25             2.87            94             --
       --           (0.19)           9.95         0.90         2,114        0.25+            3.94+            1             --
   $(0.60)         $(0.80)         $11.46         2.58%     $    345        0.75%+           3.12%+          96%          0.85%+
    (0.29)          (0.67)          11.99        17.73           322        0.75             2.87           124             --
    (0.33)          (0.55)          10.82         4.15           276        0.75             2.27           121             --
    (0.50)          (0.94)          10.94         9.24            26        0.75+            2.37+           94             --
   $(0.60)         $(0.81)         $11.47         2.78%     $  2,822        0.50%+           3.37%+          96%          0.50%+
    (0.29)          (0.70)          11.99        18.03         2,298        0.50             3.12           124             --
    (0.33)          (0.58)          10.82         4.44         1,308        0.50             2.52           121             --
    (0.50)          (1.08)          10.94        21.76           489        0.50             2.62            94             --
       --           (0.19)           9.95         0.86            94        0.50+            3.69+            1             --
   $(0.60)         $(0.77)         $11.47         2.34%     $ 10,986        1.25%+           2.62%+          96%          1.25%+
    (0.29)          (0.62)          12.00        17.26         9,789        1.25             2.37           124             --
    (0.33)          (0.49)          10.82         3.78         8,925        1.25             1.77           121             --
    (0.50)          (0.94)          10.92         9.70         4,917        1.25+            1.87+           94             --
   $(0.60)         $(0.77)         $11.56         2.28%     $  1,632        1.25%+           2.62%+          96%          1.25%+
    (0.29)          (0.64)          12.09        17.22         2,092        1.25             2.37           124             --
    (0.33)          (0.46)          10.92         4.43           266        1.25             1.77           121             --
    (0.50)          (1.04)          10.92        21.10           737        1.09             2.03            94             --
       --           (0.19)           9.95         0.85            18        0.75+            3.44+            1             --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                NET INCREASE/
                                                                                (DECREASE) IN
                                NET ASSET                      NET REALIZED       NET ASSETS      DISTRIBUTIONS    DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET        IN EXCESS OF
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT      NET INVESTMENT
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME            INCOME
                                -------------------------------------------------------------------------------------------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $10.63          $0.28            $ 0.09            $0.37            $(0.28)           $   --
Year ended 3/31/2000#.......      10.86           0.49              0.02             0.51             (0.51)               --
Year ended 3/31/1999........      10.70           0.35              0.37             0.72             (0.36)               --
Year ended 3/31/1998#.......       9.97           0.43              0.89             1.32             (0.40)            (0.12)
Period ended 3/31/1997*.....      10.03           0.32             (0.06)            0.26             (0.32)               --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $10.69          $0.28            $ 0.08            $0.36            $(0.27)           $   --
Year ended 3/31/2000#.......      10.89           0.48              0.03             0.51             (0.48)               --
Year ended 3/31/1999........      10.71           0.36              0.35             0.71             (0.33)               --
Year ended 3/31/1998#.......       9.97           0.41              0.89             1.30             (0.38)            (0.11)
Period ended 3/31/1997*.....      10.03           0.31             (0.06)            0.25             (0.31)               --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $10.70          $0.23            $ 0.09            $0.32            $(0.23)           $   --
Year ended 3/31/2000#.......      10.89           0.41              0.03             0.44             (0.40)               --
Year ended 3/31/1999........      10.70           0.28              0.35             0.63             (0.24)               --
Period ended 3/31/1998#**...      10.51           0.19              0.36             0.55             (0.22)            (0.07)
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)...............     $10.67          $0.23            $ 0.08            $0.31            $(0.23)           $   --
Year ended 3/31/2000#.......      10.90           0.40              0.03             0.43             (0.43)               --
Year ended 3/31/1999........      10.70           0.31              0.31             0.62             (0.22)               --
Year ended 3/31/1998#.......       9.97           0.36              0.89             1.25             (0.35)            (0.10)
Period ended 3/31/1997*.....      10.03           0.31             (0.06)            0.25             (0.31)               --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

  * LifeGoal Income and Growth Portfolio Primary A, Investor A and Investor C Shares commenced operations on October 2, 1996. Shares were offered to the public on October 15, 1996.

 ** LifeGoal Income and Growth Portfolio Investor B Shares commenced operations on August 7, 1997.

  # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         RATIO OF        RATIO OF
DISTRIBUTIONS                                              NET ASSETS    OPERATING    NET INVESTMENT
  FROM NET                        NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO
  REALIZED          TOTAL           VALUE        TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       ASSETS+++      NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
   $   --          $(0.28)         $10.72         3.42%      $6,888        0.25%+          5.39%+          29%
    (0.23)          (0.74)          10.63         4.91        4,736        0.25            4.78            96
    (0.20)          (0.56)          10.86         6.98        8,489        0.25            3.99           107
    (0.07)          (0.59)          10.70        13.56          476        0.25            4.17            64
       --           (0.32)           9.97         2.59          223        0.25+           6.34+            2
   $   --          $(0.27)         $10.78         3.38%      $  844        0.50%+          5.14%+          29%
    (0.23)          (0.71)          10.69         4.93          789        0.50            4.53            96
    (0.20)          (0.53)          10.89         6.92        1,347        0.50            3.74           107
    (0.07)          (0.56)          10.71        13.38          126        0.50            3.92            64
       --           (0.31)           9.97         2.54          131        0.50+           6.09+            2
   $   --          $(0.23)         $10.79         2.98%      $4,268        1.25%+          4.39%+          29%
    (0.23)          (0.63)          10.70         4.25        4,645        1.25            3.78            96
    (0.20)          (0.44)          10.89         6.16        4,806        1.25            2.99           107
    (0.07)          (0.36)          10.70         5.33        1,212        1.25+           3.17+           64
   $   --          $(0.23)         $10.75         2.93%      $1,027        1.25%+          4.39%+          29%
    (0.23)          (0.66)          10.67         4.11          848        1.25            3.78            96
    (0.20)          (0.42)          10.90         6.02          100        1.25            2.99           107
    (0.07)          (0.52)          10.70        12.83           87        1.09            3.33            64
       --           (0.31)           9.97         2.54            1        0.75+           5.84+            2

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations LifeGoal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2000, the Company offered three Portfolios: LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios invest in other Nations Funds (the "Underlying Funds") distributed by Stephens Inc. ("Stephens") and advised by Banc of America Advisors, Inc. ("BAAI"). The Portfolios currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

On October 15, 1996, the Company began offering its shares to the public. On October 2, 1996, Stephens, the Company's distributor, made an initial capital investment into each Portfolio, which was in turn invested into the Underlying Funds. The operating results from October 2, 1996 through October 14, 1996 are reflected in the beginning net asset value reported in the Financial highlights.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Company are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class. In addition, the Portfolios indirectly bear their pro rata share of expenses of the Underlying Funds.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, CO-ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Company has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BAAI, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.25% of each Portfolio's average daily net assets and has agreed to bear all fees and expenses of the Portfolios (other than the investment advisory fee payable under the Investment Advisory Agreement, taxes, brokerage fees and commissions, extraordinary expenses, and any

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees).

The Company, on behalf of the Portfolios, has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.05% of each Portfolio's average daily net assets.

Stephens and BAAI serve as co-administrators of the Company. The Bank of New York ("BNY") serves as sub-administrator of the Company pursuant to an agreement with BAAI. Stephens and BAAI receive no compensation for their services as co-administrators from the portfolios.

Bank of America serves as custodian of the Company's assets.

BAAI may, from time to time, voluntarily reduce its fee payable by each Portfolio. For the six months ended September 30, 2000, BAAI did not waive any fees.

PFPC Inc. ("PFPC") serves as the transfer agent for the Portfolios' shares. Bank of America serves as sub-transfer agent for the Portfolios' Primary A and Primary B Shares.

Stephens also serves as distributor of the Portfolios' shares. For the six months ended September 30, 2000, the Portfolios were informed that the distributor received $19,129 in front-end sales charges for sales of Investor A Shares and $29,762 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

A significant portion of each Portfolio's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Company has adopted a shareholder administration plan for Primary B Shares of each Portfolio and shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Portfolio, and a combined distribution and shareholder servicing plan for the Investor A shares of each Portfolio. The administration plan permits the Portfolios to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Directors, and are charged as expenses of each Portfolio directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Primary B Shareholder Administration
  Plan...............................   0.50%     0.60%
Investor A Combined Shareholder
  Servicing and Distribution Plan....   0.25%     0.25%
Investor B and Investor C Shareholder
  Servicing Plans....................   0.25%     0.25%
Investor B and Investor C
  Distribution Plans.................   0.75%     0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of the Underlying Funds for the six months ended September 30, 2000 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Growth..........................  $ 70,570     $ 19,280
Balanced Growth.................   298,366      116,452
Income and Growth...............     5,405        3,453

5.  CAPITAL STOCK

At September 30, 2000, 1,200,000,000 shares of $.001 par value capital stock were authorized for the Company. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

6.  RISK FACTORS OF THE PORTFOLIOS AND THE UNDERLYING FUNDS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until BAAI determines that it is appropriate to dispose of such securities.

The Officers and Directors of the Company also serve as Officers and Trustees/Directors of the Underlying Funds. In addition, BAAI and BACAP are wholly-owned subsidiaries of Bank of America. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds a Portfolio invests in may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by BAAI. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities result in gains and could also increase transaction costs. BAAI, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. BAAI may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

7.  CAPITAL LOSS CARRYFORWARD

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2000, the Income and Growth Portfolio elected to defer losses of $4,291 occurring between November 1, 1999 and March 31, 2000 under these rules.

8.  SPRING REORGANIZATION

On August 23, 2000, the Board of Directors of the Company approved the reorganization of the Growth, Balanced Growth and Growth and Income Portfolios into new shell funds of Nations Funds Trust. The principal effect of these reorganizations would be to redomicile the Portfolios in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. The Growth, Balanced Growth and Growth and Income Portfolios will retain their name, investment objectives and principal investment strategies without change. If approved by shareholders, it is anticipated that the reorganization would take place in the second quarter of 2001.

                      [This page intentionally left blank]

               P.O. Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.321.7854

NATIONS FUNDS








LIFEGLSAR (9/00)